Summary of Significant Accounting Policies - Schedule Of Earnings Per Share Basic And Diluted (Detail) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Earnings Per Share Basic And Diluted [Line Items]
Allocation of net income (loss) including accretion of temporary equity	$ (2,678,375)	$ 1,443,422	$ (28,254,424)	$ 1,071,338
Common Stock Subject To Possible Redemption [Member] | Common Class A [Member]
Earnings Per Share Basic And Diluted [Line Items]
Allocation of net income (loss) including accretion of temporary equity	(1,119,293)	1,154,738	(22,485,584)	808,358
Plus: Accretion applicable to Class A redeemable shares	453,836	18,771	31,641,174	2,458,852
Total income (loss) by Class	$ (665,457)	$ 1,173,509	$ 9,155,590	$ 3,267,210
Weighted average number of shares, Basic	4,128,024	23,000,000	8,890,071	17,674,483
Weighted average number of shares, Diluted	4,128,024	23,000,000	8,890,071	17,674,483
Earnings Per Share, Basic	$ (0.16)	$ 0.05	$ 1.03	$ 0.18
Earnings Per Share, Diluted	$ (0.16)	$ 0.05	$ 1.03	$ 0.18
Common Stock Subject To Possible Redemption [Member] | Common Class B [Member]
Earnings Per Share Basic And Diluted [Line Items]
Allocation of net income (loss) including accretion of temporary equity	$ (1,559,083)	$ 288,684	$ (5,768,840)	$ 262,980
Plus: Accretion applicable to Class A redeemable shares	0			0
Total income (loss) by Class	$ 1,559,083	$ 288,684	$ (5,768,840)	$ 262,980
Weighted average number of shares, Basic	5,750,000	5,750,000	5,750,000	5,750,000
Weighted average number of shares, Diluted	5,750,000	5,750,000	5,750,000	5,750,000
Earnings Per Share, Basic	$ (0.27)	$ 0.05	$ (1)	$ 0.05
Earnings Per Share, Diluted	$ (0.27)	$ 0.05	$ (1)	$ 0.05